Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,609,030,166.28
Previously Paid Amount	1,164,885.29
Total Fee Amount	1,164,936.92
Total Offset Amount	0.00
Net Fee	$ 51.63